The following tables present changes in the gross carrying amount of the credit card portfolio to help explain their effects to the changes in the loss allowance for the same portfolio as discussed above. “Net change of gross carrying amount” includes acq (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount at beginning of year	$ 2,799,999	$ 2,484,556	$ 1,452,751
Transfers from Stage 1 to Stage 2	(168,654)	(79,734)	(131,443)
Transfers from Stage 2 to Stage 1	73,448	162,232	87,250
Transfers to Stage 3	(72,328)	(43,582)	(47,879)
Transfers from Stage 3	156	435	311
Write-offs
Net change of gross carrying amount	2,145,118	839,461	1,203,286
Effect of changes in exchange rates (OCI)	(252,050)	(563,369)	(79,720)
Gross carrying amount at end of the year	4,525,689	2,799,999	2,484,556
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount at beginning of year	202,673	389,734	229,401
Transfers from Stage 1 to Stage 2	168,654	79,734	131,443
Transfers from Stage 2 to Stage 1	(73,448)	(162,232)	(87,250)
Transfers to Stage 3	(41,112)	(49,951)	(45,940)
Transfers from Stage 3	68	226	299
Write-offs
Net change of gross carrying amount	205,148	31,990	174,355
Effect of changes in exchange rates (OCI)	(21,878)	(86,828)	(12,574)
Gross carrying amount at end of the year	440,105	202,673	389,734
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount at beginning of year	116,200	136,131	87,702
Transfers from Stage 1 to Stage 2
Transfers from Stage 2 to Stage 1
Transfers to Stage 3	113,440	93,533	93,819
Transfers from Stage 3	(224)	(661)	(610)
Write-offs	(120,071)	(116,856)	(103,680)
Net change of gross carrying amount	97,356	34,640	63,291
Effect of changes in exchange rates (OCI)	(10,342)	(30,587)	(4,391)
Gross carrying amount at end of the year	196,359	116,200	136,131
Total [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount at beginning of year	3,118,872	3,010,421	1,769,854
Transfers from Stage 1 to Stage 2
Transfers from Stage 2 to Stage 1
Transfers to Stage 3
Transfers from Stage 3
Write-offs	(120,071)	(116,856)	(103,680)
Net change of gross carrying amount	2,447,622	906,091	1,440,932
Effect of changes in exchange rates (OCI)	(284,270)	(680,784)	(96,685)
Gross carrying amount at end of the year	$ 5,162,153	$ 3,118,872	$ 3,010,421